Impairment Loss (Details) (USD $)	0 Months Ended	12 Months Ended
	Mar. 31, 2010 item	Dec. 31, 2012	Dec. 31, 2010
Impairment Loss
Impairment loss		$ 129,630,000	$ 71,509,000
Number of newbuilding containerships to be cancelled by entering into an agreement	3
TEU of newbuilding containerships to be cancelled	6,500
Impairment loss	71,500,000
Cash advances paid to the shipyard	64,350,000
Interest capitalized and other predelivery capital expenditures paid in relation to the construction of newbuildings	7,160,000
Vessel
Impairment Loss
Impairment loss		$ 129,630,000
Number of vessels on which impairment loss is recorded		13